Consolidated statements of stockholders' deficit (USD $) In Thousands	Total	Paid-in capital	Accumulated deficit	Class A common stock Common stock	Class B common stock Common stock
Balances at Dec. 31, 2007	$ (683,760)	$ 1,411,291	$ (2,096,056)	$ 698	$ 307
Balances (in shares) at Dec. 31, 2007				69,761	30,670
Increase (Decrease) in Stockholders' Equity
Reclassification of NICC mandatorily redeemable common stock as Class A common stock	32,765	32,722		43
Reclassification of NICC mandatorily redeemable common stock as Class A common stock (in shares)				4,357
Contributions of additional paid-in capital under tax sharing agreement	21,280	21,280
Net income (loss)	(37,218)		(37,218)
Balances at Dec. 31, 2008	(666,933)	1,465,293	(2,133,274)	741	307
Balance (in shares) at Dec. 31, 2008				74,118	30,670
Increase (Decrease) in Stockholders' Equity
Reduction of additional paid-in capital for obligation under tax sharing agreement	(8,505)	(8,505)
Net income (loss)	(22,592)		(22,592)
Balances at Dec. 31, 2009	(698,030)	1,456,788	(2,155,866)	741	307
Balances (in shares) at Dec. 31, 2009				74,118	30,670
Increase (Decrease) in Stockholders' Equity
Conversion of HCC debt into equity	541,756	539,207		2,549
Conversion of HCC debt into equity (in shares)				254,888
Reduction of additional paid-in capital for obligation under tax sharing agreement	(4,838)	(4,838)
Conversion of predecessor Class B common stock into Class A common stock				307	(307)
Conversion of predecessor Class B common stock into Class A common stock (in shares)				30,670	(30,670)
Imputed preferred stock dividends from amortization of discount on preferred stock	(13,934)		(13,934)
Net income (loss)	24,081		24,081
Balances at Dec. 31, 2010	$ (150,965)	$ 1,991,157	$ (2,145,719)	$ 3,597
Balance (in shares) at Dec. 31, 2010				359,676